Business Segment Information - Financial Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Oil and gas production revenues	$ 15,911	$ 16,428	$ 16,337
Depreciation, depletion, and amortization
Recurring	5,294	4,955	3,897
Additional	995	1,926	109
Asset retirement obligation accretion	238	228	150
Lease operating expenses	2,864	2,784	2,440
Gathering and transportation	288	295	289
Taxes other than income	785	818	871
Operating Income (Loss)	5,447	5,422	8,581
Other Expense:
Derivative instrument gains (losses), net	(399)	(79)
Other	48	215	114
General and administrative	(482)	(515)	(439)
Acquisitions, divestitures, and transition	(33)	(31)	(20)
Financing costs, net	(177)	(172)	(172)
INCOME BEFORE INCOME TAXES	4,404	4,840	8,064
Net Property and Equipment	52,421	53,280	43,936
Total Assets	61,637	60,737	50,285
Additions to Net Property and Equipment	11,857	14,618	11,545
United States [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues	6,902	6,226	6,104
Depreciation, depletion, and amortization
Recurring	2,338	2,056	1,684
Additional	552
Asset retirement obligation accretion	94	112	97
Lease operating expenses	1,320	1,386	1,167
Gathering and transportation	84	69	64
Taxes other than income	335	292	259
Operating Income (Loss)	2,179	2,311	2,833
Other Expense:
Net Property and Equipment	27,010	28,552	21,038
Total Assets	29,940	31,175	23,499
Additions to Net Property and Equipment	6,404	9,586	3,854
Canada [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues	1,224	1,322	1,617
Depreciation, depletion, and amortization
Recurring	505	594	546
Additional		1,883
Asset retirement obligation accretion	49	41	26
Lease operating expenses	459	458	470
Gathering and transportation	155	163	165
Taxes other than income	45	50	51
Operating Income (Loss)	11	(1,867)	359
Other Expense:
Net Property and Equipment	6,058	6,640	8,022
Total Assets	6,952	7,142	8,816
Additions to Net Property and Equipment	1,082	1,096	1,288
Egypt [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues	3,917	4,554	4,791
Depreciation, depletion, and amortization
Recurring	1,005	925	818
Lease operating expenses	471	410	398
Gathering and transportation	42	39	35
Taxes other than income	8	14	13
Operating Income (Loss)	2,391	3,166	3,527
Other Expense:
Net Property and Equipment	5,454	5,151	4,923
Total Assets	8,121	7,311	6,656
Additions to Net Property and Equipment	1,309	1,153	1,015
Australia [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues	1,140	1,575	1,734
Depreciation, depletion, and amortization
Recurring	423	466	440
Asset retirement obligation accretion	27	17	10
Lease operating expenses	214	215	197
Taxes other than income	13	11	9
Operating Income (Loss)	463	866	1,078
Other Expense:
Net Property and Equipment	6,838	5,312	4,194
Total Assets	8,094	6,280	4,681
Additions to Net Property and Equipment	1,954	1,581	1,140
North Sea [Member]
Segment Reporting Information [Line Items]
Oil and gas production revenues	2,728	2,751	2,091
Depreciation, depletion, and amortization
Recurring	1,022	914	409
Additional	367
Asset retirement obligation accretion	68	58	17
Lease operating expenses	400	315	208
Gathering and transportation	7	24	25
Taxes other than income	384	451	539
Operating Income (Loss)	480	989	893
Other Expense:
Net Property and Equipment	5,622	5,927	5,737
Total Assets	6,902	6,874	6,600
Additions to Net Property and Equipment	1,084	1,104	4,175
Other International [Member]
Depreciation, depletion, and amortization
Recurring	1
Additional	76	43	109
Operating Income (Loss)	(77)	(43)	(109)
Other Expense:
Net Property and Equipment	23	77	22
Total Assets	51	120	33
Additions to Net Property and Equipment	$ 24	$ 98	$ 73